Deferred Income (Tables)	12 Months Ended
Sep. 30, 2023
Deferred income [abstract]
Summary of Deferred Income

	Government Grants	Other
Balance at September 30, 2022	—	2,080
Pledged during the year	10,675	2,680
Received during the year	—	(2,080)
Released to the statement of comprehensive income	41	—
Balance at September 30, 2023	10,634	2,680
current	—	2,680
non-current	10,634	—